LKCM Balanced Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 68.5%	Shares	Value
Aerospace & Defense - 1.2%
L3Harris Technologies, Inc.	5,850	$1,391,540

Banks - 3.5%
Bank of America Corp.	36,400	1,444,352
Cullen/Frost Bankers, Inc.	9,700	1,085,042
JPMorgan Chase & Co.	7,200	1,518,192
		4,047,586
Beverages - 2.3%
Coca-Cola Co.	21,400	1,537,804
PepsiCo, Inc.	6,750	1,147,837

Broadline Retail - 1.8%
Amazon.com, Inc. (a)	11,200	2,086,896

Capital Markets - 1.4%
Moody's Corp.	3,350	1,589,877

Chemicals - 3.8%
Air Products and Chemicals, Inc.	1,200	357,288
Corteva, Inc.	7,658	450,214
DuPont de Nemours, Inc.	11,158	994,289
Ecolab Inc.	3,600	919,188
Linde PLC	3,600	1,716,696
		4,437,675
Commercial Services & Supplies - 3.7%
Cintas Corp.	8,800	1,811,744
Waste Connections, Inc.	8,100	1,448,442
Waste Management, Inc.	5,250	1,089,900
		4,350,086
Construction Materials - 1.4%
Martin Marietta Materials, Inc.	3,100	1,668,575

Consumer Staples Distribution & Retail - 1.4%
Walmart, Inc.	20,300	1,639,225

Diversified Telecommunication Services - 0.7%
Verizon Communications Inc.	17,341	778,784

Electrical Equipment - 1.6%
Emerson Electric Co.	8,800	962,456
Rockwell Automation, Inc.	3,325	892,630
		1,855,086
Electronic Equipment, Instruments & Components - 2.0%
Teledyne Technologies, Inc. (a)	2,550	1,116,033
Trimble Inc. (a)	19,750	1,226,278
		2,342,311
Entertainment - 0.3%
Walt Disney Co.	3,800	365,522

Financial Services - 1.3%
Visa, Inc. - Class A	5,650	1,553,468

Ground Transportation - 0.8%
Union Pacific Corp.	3,975	979,758

Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	8,300	946,283
Alcon, Inc.	17,900	1,791,253
		2,737,536
Health Care Providers & Services - 0.8%
UnitedHealth Group, Inc.	1,700	993,956

Household Products - 2.4%
Colgate-Palmolive Co.	13,400	1,391,054
Kimberly-Clark Corp.	6,100	867,908
Procter & Gamble Co.	3,250	562,900
		2,821,862
Industrial Conglomerates - 0.9%
Honeywell International Inc.	5,200	1,074,892

Insurance - 0.8%
Arthur J Gallagher & Co.	3,400	956,658

Interactive Media & Services - 3.6%
Alphabet Inc. - Class C	13,800	2,307,222
Meta Platforms, Inc. - Class A	3,275	1,874,741
		4,181,963
IT Services - 0.8%
Accenture PLC - Class A	2,600	919,048

Life Sciences Tools & Services - 2.6%
Danaher Corp.	5,100	1,417,902
Thermo Fisher Scientific, Inc.	2,600	1,608,282
		3,026,184
Machinery - 1.9%
Chart Industries, Inc. (a)	4,800	595,872
Fortive Corp.	9,350	737,995
IDEX Corp.	4,000	858,000
		2,191,867
Metals & Mining - 0.8%
Newmont Goldcorp Corp.	18,100	967,445

Oil, Gas & Consumable Fuels - 5.4%
Chevron Corp.	7,795	1,147,970
ConocoPhillips Co.	10,900	1,147,552
Coterra Energy, Inc.	31,000	742,450
EOG Resources, Inc.	4,450	547,038
Exxon Mobil Corp.	12,127	1,421,527
Kinder Morgan, Inc.	62,000	1,369,580
		6,376,117
Pharmaceuticals - 2.6%
Merck & Co., Inc.	12,500	1,419,500
Zoetis Inc.	8,026	1,568,120
		2,987,620
Professional Services - 1.0%
Broadridge Financial Solutions, Inc.	5,250	1,128,907

Semiconductors & Semiconductor Equipment - 3.1%
NVIDIA Corp.	20,000	2,428,800
QUALCOMM, Inc.	7,000	1,190,350
		3,619,150
Software - 7.5%
Adobe Inc. (a)	1,850	957,893
Microsoft Corp.	6,750	2,904,525
Oracle Corp.	12,800	2,181,120
Roper Technologies, Inc.	2,600	1,446,744
Salesforce, Inc.	4,850	1,327,493
		8,817,775
Specialty Retail - 1.6%
Home Depot, Inc.	4,500	1,823,400

Technology Hardware, Storage & Peripherals - 3.2%
Apple Inc.	15,950	3,716,350
TOTAL COMMON STOCKS (Cost $38,488,254)		80,112,760

CORPORATE BONDS - 29.3%	Par	Value
Aerospace & Defense - 2.1%
L3Harris Technologies, Inc., 5.40%, 07/31/2033 (Callable 04/30/2033)	750,000	782,731
Lockheed Martin Corp., 4.50%, 02/15/2029 (Callable 01/15/2029)	785,000	799,386
RTX Corp., 5.15%, 02/27/2033 (Callable 11/27/2032)	800,000	831,274
		2,413,391
Banks - 0.8%
Cullen/Frost Bankers, Inc., 4.50%, 03/17/2027 (Callable 02/17/2027)	750,000	745,403
JPMorgan Chase & Co., 3.20%, 06/15/2026 (Callable 03/15/2026)	200,000	197,139
		942,542
Beverages - 1.0%
Keurig Dr Pepper, Inc., 2.55%, 09/15/2026 (Callable 06/15/2026)	750,000	728,289
PepsiCo, Inc., 2.38%, 10/06/2026 (Callable 07/06/2026)	435,000	422,900
		1,151,189
Biotechnology - 1.5%
AbbVie, Inc.
3.20%, 05/14/2026 (Callable 02/14/2026)	600,000	592,417
4.95%, 03/15/2031 (Callable 01/15/2031)	250,000	259,868
Amgen, Inc.
2.60%, 08/19/2026 (Callable 05/19/2026)	450,000	437,706
5.25%, 03/02/2030 (Callable 01/02/2030)	450,000	469,105
		1,759,096
Broadline Retail - 0.7%
Amazon.com, Inc.
1.20%, 06/03/2027 (Callable 04/03/2027)	260,000	242,911
4.55%, 12/01/2027 (Callable 11/01/2027)	550,000	561,356
		804,267
Chemicals - 1.9%
Air Products and Chemicals, Inc., 1.85%, 05/15/2027 (Callable 03/15/2027)	675,000	641,282
DuPont de Nemours, Inc., 4.73%, 11/15/2028 (Callable 08/15/2028)	650,000	662,151
Ecolab, Inc.
2.70%, 11/01/2026 (Callable 08/01/2026)	500,000	487,292
5.25%, 01/15/2028 (Callable 12/15/2027)	475,000	494,229
		2,284,954
Commercial Services & Supplies - 1.5%
Republic Services, Inc., 4.88%, 04/01/2029 (Callable 03/01/2029)	750,000	770,908
Waste Management, Inc.
4.63%, 02/15/2030 (Callable 12/15/2029)	500,000	512,223
4.15%, 04/15/2032 (Callable 01/15/2032)	500,000	495,603
		1,778,734
Communications Equipment - 0.7%
Cisco Systems, Inc., 5.05%, 02/26/2034 (Callable 11/26/2033)	750,000	787,186

Consumer Finance - 0.6%
American Express Co., 4.05%, 05/03/2029 (Callable 03/03/2029)	750,000	751,151

Consumer Staples Distribution & Retail - 1.8%
Costco Wholesale Corp., 1.38%, 06/20/2027 (Callable 04/20/2027)	690,000	647,163
Dollar Tree, Inc., 4.00%, 05/15/2025 (Callable 03/15/2025)	825,000	820,385
Walmart, Inc., 3.55%, 06/26/2025 (Callable 04/26/2025)	700,000	697,342
		2,164,890
Diversified Telecommunication Services - 0.4%
AT&T, Inc., 1.70%, 03/25/2026 (Callable 10/15/2024)	250,000	240,728
Verizon Communications Inc., 2.63%, 08/15/2026	250,000	243,101
		483,829
Electric Utilities - 0.7%
Duke Energy Corp.
5.00%, 12/08/2027 (Callable 11/08/2027)	345,000	353,529
4.50%, 08/15/2032 (Callable 05/15/2032)	500,000	494,233
		847,762
Financial Services - 1.1%
Mastercard, Inc., 4.85%, 03/09/2033 (Callable 12/09/2032)	500,000	519,550
Visa Inc.
3.15%, 12/14/2025 (Callable 09/14/2025)	300,000	296,915
1.90%, 04/15/2027 (Callable 02/15/2027)	500,000	477,674
		1,294,139
Health Care Equipment & Supplies - 0.5%
Abbott Laboratories
3.88%, 09/15/2025 (Callable 06/15/2025)	255,000	254,481
3.75%, 11/30/2026 (Callable 08/30/2026)	355,000	354,804
		609,285
Household Products - 0.5%
Colgate-Palmolive Co., 3.10%, 08/15/2027 (Callable 07/15/2027)	595,000	586,114

Interactive Media & Services - 1.1%
Alphabet, Inc., 2.00%, 08/15/2026 (Callable 05/15/2026)	200,000	193,928
Meta Platforms, Inc.
3.50%, 08/15/2027 (Callable 07/15/2027)	250,000	247,907
4.60%, 05/15/2028 (Callable 04/15/2028)	250,000	256,381
4.55%, 08/15/2031 (Callable 06/15/2031)	550,000	562,059
		1,260,275
Life Sciences Tools & Services - 0.9%
Danaher Corp., 3.35%, 09/15/2025 (Callable 06/15/2025)	250,000	247,926
Thermo Fisher Scientific, Inc., 4.95%, 11/21/2032 (Callable 08/21/2032)	750,000	780,772
		1,028,698
Oil, Gas & Consumable Fuels - 3.5%
Chevron Corp., 2.00%, 05/11/2027 (Callable 03/11/2027)	400,000	382,070
ConocoPhillips Co.
6.95%, 04/15/2029	500,000	555,887
5.05%, 09/15/2033 (Callable 06/15/2033)	250,000	258,562
Devon Energy Corp., 4.50%, 01/15/2030 (Callable 01/15/2025)	500,000	495,496
Enterprise Products Operating LLC, 5.05%, 01/10/2026	100,000	101,161
EOG Resources, Inc., 4.38%, 04/15/2030 (Callable 01/15/2030)	750,000	755,399
Exxon Mobil Corp., 3.04%, 03/01/2026 (Callable 12/01/2025)	400,000	395,281
Kinder Morgan, Inc., 5.20%, 06/01/2033 (Callable 03/01/2033)	325,000	328,810
ONEOK, Inc., 5.80%, 11/01/2030 (Callable 09/01/2030)	750,000	798,302
		4,070,968
Personal Care Products - 0.1%
Kenvue, Inc., 5.00%, 03/22/2030 (Callable 01/22/2030)	120,000	125,295

Pharmaceuticals - 1.5%
Eli Lilly & Co.
5.00%, 02/27/2026 (Callable 10/15/2024)	545,000	545,122
4.50%, 02/09/2029 (Callable 01/09/2029)	575,000	588,795
Zoetis Inc., 4.50%, 11/13/2025 (Callable 08/13/2025)	600,000	600,391
		1,734,308
Semiconductors & Semiconductor Equipment - 1.0%
Broadcom, Inc., 5.05%, 07/12/2029 (Callable 06/12/2029)	250,000	257,520
Intel Corp., 3.70%, 07/29/2025 (Callable 04/29/2025)	500,000	495,475
NVIDIA Corp., 3.20%, 09/16/2026 (Callable 06/16/2026)	400,000	395,215
		1,148,210
Software - 2.2%
Intuit, Inc.
5.13%, 09/15/2028 (Callable 08/15/2028)	550,000	573,061
5.20%, 09/15/2033 (Callable 06/15/2033)	275,000	289,911
Microsoft Corp., 3.13%, 11/03/2025 (Callable 08/03/2025)	230,000	227,880
Oracle Corp.
4.65%, 05/06/2030 (Callable 03/06/2030)	220,000	224,206
4.90%, 02/06/2033 (Callable 11/06/2032)	750,000	763,466
Roper Technologies, Inc., 4.90%, 10/15/2034 (Callable 07/15/2034)	500,000	503,033
		2,581,557
Specialized REITs - 0.6%
American Tower Corp.
3.38%, 10/15/2026 (Callable 07/15/2026)	635,000	624,089
5.80%, 11/15/2028 (Callable 10/15/2028)	75,000	78,791
		702,880
Specialty Retail - 2.4%
Home Depot, Inc.
2.80%, 09/14/2027 (Callable 06/14/2027)	500,000	486,032
4.90%, 04/15/2029 (Callable 03/15/2029)	220,000	227,935
Lowe's Cos., Inc., 2.50%, 04/15/2026 (Callable 01/15/2026)	800,000	781,674
O'Reilly Automotive, Inc.
4.20%, 04/01/2030 (Callable 01/01/2030)	500,000	495,937
4.70%, 06/15/2032 (Callable 03/15/2032)	250,000	251,888
Tractor Supply Co., 5.25%, 05/15/2033 (Callable 02/15/2033)	500,000	520,229
		2,763,695
Wireless Telecommunications Carriers (except Satellite) - 0.2%
T-Mobile USA, Inc.
3.75%, 04/15/2027 (Callable 02/15/2027)	100,000	98,789
4.75%, 02/01/2028 (Callable 10/15/2024)	100,000	100,204
		198,993
TOTAL CORPORATE BONDS (Cost $34,194,940)		34,273,408

REAL ESTATE INVESTMENT TRUSTS - 1.1%	Shares	Value
American Tower Corp.	5,500	1,279,080
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $946,791)		1,279,080

SHORT-TERM INVESTMENTS - 0.9%
Money Market Funds - 0.9%	Shares
Invesco Short-Term Investments Trust - Government & Agency Portfolio -Institutional Shares, 4.85% (b)	1,065,600	1,065,600
TOTAL SHORT-TERM INVESTMENTS (Cost $1,065,600)		1,065,600

TOTAL INVESTMENTS - 99.8% (Cost $74,695,585)		116,730,848
Other Assets in Excess of Liabilities - 0.2%		178,353
TOTAL NET ASSETS - 100.0%		$116,909,201

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

Investments are classified by industry pursuant to the Global Industry Classification Standard (“GICS®”), which was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Fair Value Measurement Summary at September 30, 2024 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded. Nasdaq Global Market securities are valued at the Nasdaq Official Closing Price (“NOCP”). Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets. Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded. Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service. Futures contracts and options on futures contracts are valued at the settlement prices established each day on the principal exchange on which they are traded. Forward contracts are valued based on the forward rate using information provided by an independent pricing service. Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued by the Adviser in good faith at fair value. Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available” for purposes of the 1940 Act, the threshold for determining whether a security must be fair valued. In many cases, fixed-income and foreign securities are not considered to have a “readily available market quotation” under the Valuation Rule. Accordingly, such securities typically are fair valued. The Valuation Rule permits the Fund’s board to designate the Fund’s investment adviser as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the registered investment company’s board receives the information it needs to oversee the investment adviser’s fair value determinations. The Board has designated the Adviser as valuation designee under the Valuation Rule to perform fair value functions in accordance with the requirements of the Valuation Rule. The Adviser may value securities at fair value in good faith pursuant to the Adviser’s and the Fund’s procedures. The Adviser may use prices provided by independent pricing services to assist in the fair valuation of the Fund’s portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of September 30, 2024, the Fund’s assets carried at fair value were classified as follows:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$80,112,760	$–	$–	$80,112,760
Corporate Bonds	–	34,273,408	–	34,273,408
Real Estate Investment Trusts	1,279,080	–	–	1,279,080
Short-Term Investments	1,065,600	–	–	1,065,600
Total Investments*	$82,457,440	$34,273,408	$–	$116,730,848

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

LKCM Balanced Fund
Sector Classification
September 30, 2024 (Unaudited)

Sectors:	% Net Assets
Information Technology	20.5%
Industrials	14.7%
Health Care	12.7%
Consumer Staples	9.6%
Financials	9.5%
Energy	8.9%
Materials	8.0%
Consumer Discretionary	6.4%
Communication Services	6.2%
Real Estate	1.7%
Cash & Others	1.1%
Utilities	0.7%